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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Madison Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Equity Trust -- Mid-Cap Fund

Portfolio of Investments - March 31, 2010 (unaudited)

		Number
		of
		Shares	Value
COMMON STOCKS: 93.9% of net assets

CONSUMER DISCRETIONARY:	14.0%
Bed Bath & Beyond Inc.*		71,935	$ 3,147,876
Brown-Forman Corp.- Class B		62,018	3,686,970
CarMax, Inc.*		97,909	2,459,474
ITT Educational Services, Inc.*		32,454	3,650,426
Omnicom Group Inc.		101,260	3,929,901
YUM! Brands Inc.		113,340	4,344,322

CONSUMER STAPLES:	3.0%
McCormick & Co.		119,995	$ 4,603,008

ENERGY:	6.6%
Noble Corp.		86,295	3,608,857
Southwestern Energy Co.*		77,360	3,150,099
Weatherford International Ltd.*		203,655	3,229,968

FINANCIAL SERVICES:	13.3%
Arch Capital Group Ltd.*		56,305	4,293,256
Brookfield Asset Management Inc. - Class A		268,641	6,828,854
Leucadia National Corp.		175,895	4,363,955
SEI Investments Co.		218,039	4,790,317

HEALTH CARE:	13.9%
C.R. Bard, Inc.		51,020	4,419,353
Covance Inc.*		27,445	1,684,849
Dentsply International Inc.		100,559	3,504,481
Laboratory Corp. of America Holdings*		67,507	5,110,955
Techne Corp.		64,902	4,133,608
Varian Medical Systems Inc.		41,213	2,280,315

INDUSTRIAL:	15.1%
Copart, Inc.*		121,715	4,333,054
Expeditors International of Washington Inc.		109,750	4,051,970
Jacobs Engineering Group Inc.*		103,390	4,672,194
Ritchie Brothers Auctioneers		110,743	2,383,190
Wabtec Corp.		70,969	2,989,214
Waste Management Inc.		133,770	4,605,701

INSURANCE:	6.6%
Brown & Brown Inc.		222,690	3,990,605
Markel Corp.*		16,142	6,047,762

MATERIALS:	7.7%
Ecolab Inc.		96,045	4,221,178
IDEX Corp.		117,314	3,883,093
Martin Marietta Materials Inc.		42,681	3,565,998

MEDIA & ENTERTAINMENT:	1.9%
Liberty Global Inc.- Class C*		97,669	2,821,657

TECHNOLOGY:	9.0%
Amphenol Corp.-Class A		72,246	3,048,059
FactSet Research Systems Inc.		42,946	3,150,948
Teradata Corp.*		152,861	4,416,154
Western Union Co.		179,400	3,042,624

UTILITIES:	2.8%
Covanta Holding Corp.*		255,558	4,257,596

TOTAL COMMON STOCKS (Cost $127,360,620)			$ 142,701,841

REPURCHASE AGREEMENT: 6.9% of net assets
With U.S. Bank National Association issued 3/31/10 at 0.01%, due
4/01/10, collateralized by $10,730,805 in Fannie Mae MBS #555745
due 9/01/18. Proceeds at maturity are $10,520,217 (Cost $10,520,214)			10,520,214

TOTAL INVESTMENTS: 100.8% of net assets (Cost $137,880,834)			$ 153,222,055

LIABILITIES LESS CASH AND RECEIVABLES: (0.8%) of net assets			(1,170,477)

NET ASSETS: 100.00%			$ 152,051,578

*Non-income producing

Madison Mosaic Equity Trust -- Investors Fund

Portfolio of Investments - March 31, 2010 (unaudited)

		Number
		of
		Shares	Value
COMMON STOCKS: 95.5% of net assets

CONSUMER DISCRETIONARY:	8.3%
Target Corp.		23,080	$ 1,214,008
Walt Disney Co.		29,020	1,013,088
YUM! Brands Inc.		31,430	1,204,712

CONSUMER STAPLES:	15.3%
Coca-Cola Co.		12,713	699,215
Costco Wholesale Corp.		12,055	719,804
Diageo PLC - ADR		14,577	983,219
PepsiCo Inc.		23,092	1,527,767
Walgreen Co.		29,585	1,097,307
Wal-Mart Stores Inc.		23,145	1,286,862

ENERGY:	13.0%
Chevron Corp.		16,550	1,254,987
Noble Corp.		21,530	900,385
Schlumberger Ltd.		17,466	1,108,392
Southwestern Energy Co.		25,823	1,051,512
Weatherford International Ltd.*		65,060	1,031,852

FINANCIAL SERVICES:	7.9%
Bank of NY Mellon Corp.		44,593	1,377,032
Franklin Resources Inc.		7,807	865,796
Wells Fargo & Co.		33,033	1,027,987

HEALTH CARE:	18.6%
Baxter International		20,000	1,164,000
Dentsply International Inc.		21,507	749,519
Johnson & Johnson		21,124	1,377,285
Novartis AG - ADR		22,903	1,239,052
Quest Diagnostics Inc.		17,690	1,031,150
St. Jude Medical Inc.*		27,375	1,123,744
UnitedHealth Group Inc.		30,595	999,538

INDUSTRIAL:	8.1%
3M Company		12,171	1,017,131
Jacobs Engineering Group Inc.*		22,295	1,007,511
Waste Management Inc.		37,580	1,293,879

INSURANCE:	5.5%
Berkshire Hathaway Inc.- Class B*		15,010	1,219,863
Markel Corp.*		2,811	1,053,169

TECHNOLOGY:	18.8%
Cisco Systems Inc.*		66,919	1,741,902
Google Inc.- Class A*		2,540	1,440,205
IBM Corp.		10,888	1,396,386
Intel Corp.		59,905	1,333,485
Microsoft Corp.		62,089	1,817,345

TOTAL COMMON STOCKS (Cost $35,242,889)			$ 39,369,089

REPURCHASE AGREEMENT: 4.2% of net assets
With U.S. Bank National Association issued 3/31/10 at 0.01%, due
4/01/10, collateralized by $1,757,608 in Fannie Mae MBS #555745
due 9/01/18. Proceeds at maturity are $1,723,115 (Cost $1,723,115)			1,723,115

TOTAL INVESTMENTS: 99.7% of net assets (Cost $36,966,004)			$ 41,092,204

CASH AND RECEIVABLES LESS LIABILITIES: 0.3% of net assets			118,233

NET ASSETS: 100.00%			$ 41,210,437

*Non-income producing

Madison Mosaic Equity Trust -- Balanced Fund

Portfolio of Investments - March 31, 2010 (unaudited)

		Number
		of
		Shares	Value
COMMON STOCKS: 65.7% of net assets

CONSUMER DISCRETIONARY:	5.6%
Target Corp.		4,545	$ 239,067
Walt Disney Co.		5,825	203,351
YUM! Brands Inc.		6,755	258,919

CONSUMER STAPLES:	11.0%
Coca-Cola Co.		2,885	158,675
Costco Wholesale Corp.		2,565	153,156
Diageo PLC - ADR		2,935	197,966
Pepsico Inc.		4,962	328,286
Walgreen Co.		6,650	246,648
Wal-Mart Stores Inc.		4,940	274,664

ENERGY:	8.9%
Chevron Corp.		3,400	257,822
Noble Corp.		4,625	193,418
Schlumberger Ltd		3,565	226,235
Southwestern Energy Co.*		5,302	215,897
Weatherford International Ltd*		13,220	209,669

FINANCIAL SERVICES:	5.4%
Bank of NY Mellon Corp.		9,122	281,687
Franklin Resources Inc.		1,598	177,218
Wells Fargo & Co.		6,785	211,149

HEALTH CARE:	12.9%
Baxter International		4,005	233,091
Dentsply International Inc.		4,497	156,720
Johnson & Johnson		4,495	293,074
Novartis AG - ADR		4,365	236,147
Quest Diagnostics Inc.		3,825	222,959
St. Jude Medical Inc.*		5,905	242,400
UnitedHealth Group Inc.		6,510	212,682

INDUSTRIAL:	5.3%
3M Company		2,440	203,911
Jacobs Engineering Group Inc.*		4,570	206,518
Waste Management, Inc.		7,150	246,175

INSURANCE:	3.8%
Berkshire Hathaway Inc.- Class B*		3,080	250,312
Markel Corp.*		577	216,179

TECHNOLOGY:	12.8%
Cisco Systems Inc.*		13,635	354,919
Google Inc.- Class A*		518	293,711
IBM Corp.		2,347	301,003
Intel Corp.		12,210	271,795
Microsoft Corp.		12,650	370,265

TOTAL COMMON STOCKS (Cost $7,023,170)			$ 8,145,688

		Principal
		Amount
DEBT INSTRUMENTS: 32.1% of net assets

CORPORATE OBLIGATIONS:	18.3%

BANKS:	1.1%
Wachovia Corp., 5.25%, 8/1/14		$ 125,000	$ 131,425

COMPUTERS & PERIPHERAL:	0.9%
Hewlett-Packard Co., 4.5%, 3/1/13		100,000	107,143

CONSUMER DISCRETIONARY:	2.1%
Costco Wholesale Corp., 5.3%, 3/15/12		100,000	107,474
Wal-Mart Stores Inc., 4.75%, 8/15/10		150,000	152,451

CONSUMER STAPLES:	1.7%
Kraft Foods Inc., 5.625%, 11/1/11		100,000	106,250
Sysco Corp. 5.25%, 2/12/18		100,000	106,701

ENERGY:	1.3%
Valero Energy Corp., 6.875%, 4/15/12		150,000	162,629

FINANCIALS:	3.0%
American Express Co., 4.875%, 7/15/13		150,000	158,334
BP Capital Markets PLC, 3.875%, 3/10/15		100,000	103,974
General Electric Capital Corp., 4.8%, 5/1/13		100,000	106,349

HEALTH CARE:	1.1%
Abbot Laboratories, 5.6%, 11/30/17		125,000	137,836

INDUSTRIAL:	0.9%
United Parcel Service, 5.5%, 1/15/18		100,000	109,580

INSURANCE:	0.9%
Allstate Corp., 6.2%, 5/16/14		100,000	111,409

OIL:	1.8%
Devon Energy Corp., 6.3%, 1/15/19		100,000	111,808
Marathon Oil Corp., 6.0%, 10/1/17		100,000	107,487

TECHNOLOGY:	1.7%
Cisco Systems Inc., 5.25%, 2/22/11		100,000	104,094
Oracle Corp., 4.95%, 4/15/13		100,000	108,714

TELECOMMUNICATIONS:	1.8%
AT & T Broadband, 8.375%, 3/15/13		55,000	63,795
Verizon New England, 6.5%, 9/15/11		150,000	159,545

US TREASURY & AGENCY OBLIGATIONS:	12.0%
Fannie Mae, 6.625%, 11/15/10		200,000	207,644
Fannie Mae, 4.875%, 5/18/12		150,000	161,388
Federal Home Loan Bank, 4.375% 9/17/10		200,000	203,784
Federal Home Loan Bank, 5.5% 8/13/14		150,000	168,966
Freddie Mac, 4.875%, 11/15/13		150,000	164,751
US Treasury Note, 5.125%, 6/30/11		150,000	158,578
US Treasury Note, 4.25%, 8/15/14		100,000	108,469
US Treasury Note, 3.75%, 11/15/18		310,000	312,446

TOTAL DEBT INSTRUMENTS (Cost $3,585,649)			$ 3,743,024

REPURCHASE AGREEMENT: 3.6% of net assets
With U.S. Bank National Association issued 3/31/10 at 0.01%, due
4/01/10, collateralized by $461,244 in Fannie Mae MBS #555745
due 9/01/18. Proceeds at maturity are $452,192 (Cost $452,192)			452,192

TOTAL INVESTMENTS: 99.6% of net assets (Cost $11,061,011)			$ 12,340,904

CASH AND RECEIVABLES LESS LIABILITIES: 0.4% of net assets			54,516

NET ASSETS: 100.00%			$ 12,395,420

*Non-income producing

Madison Mosaic Equity Trust -- Disciplined Equity Fund

Portfolio of Investments - March 31, 2010 (unaudited)

		Number
		of
		Shares	Value
COMMON STOCKS: 95.9% of net assets

CONSUMER DISCRETIONARY:	9.3%
Autozone, Inc.*		4,070	$ 704,476
ITT Educational Services Inc.*		5,968	671,281
Nike Inc.- Class B		9,000	661,500
Target Corp.		14,230	748,498
Walt Disney Co.		13,920	485,947
YUM! Brands Inc.		21,805	835,786

CONSUMER STAPLES:	10.8%
Coca-Cola Co.		10,900	599,500
Costco Wholesale Corp.		11,025	658,303
Diageo PLC - ADR		11,650	785,792
Pepsico Inc.		15,330	1,014,233
Walgreen Co.		22,315	827,663
Wal-Mart Stores Inc.		16,260	904,056

ENERGY:	11.0%
Chevron Corp.		14,930	1,132,142
ConocoPhillips Inc.		20,210	1,034,146
Noble Corp.		16,980	710,103
Schlumberger Ltd		9,385	595,572
Southwestern Energy Co.*		15,187	618,415
Weatherford International Ltd*		50,690	803,943

FINANCIAL SERVICES:	9.4%
Bank of NY Mellon Corp.		29,170	900,770
Brookfield Asset Management Inc. - Class A		18,560	471,795
Franklin Resources Inc.		7,262	805,356
Intercontinental Exchange Inc.*		3,963	444,569
Morgan Stanley		23,955	701,642
Wells Fargo & Co.		27,895	868,092

HEALTH CARE:	12.3%
Baxter International		12,440	724,008
Covance Inc.*		7,250	445,078
Dentsply International Inc.		11,695	407,571
Johnson & Johnson		15,880	1,035,376
Novartis AG - ADR		19,300	1,044,130
Quest Diagnostics Inc.		11,655	679,370
St. Jude Medical Inc.*		14,925	612,671
UnitedHealth Group Inc.		15,835	517,329

INDUSTRIAL:	8.7%
3M Company		10,200	852,414
Aecom Technology Corp.*		20,125	570,946
Jacobs Engineering Group Inc.*		17,200	777,268
United Technologies		10,465	770,329
Waste Management Inc.		25,330	872,112

INSURANCE:	5.9%
Aflac Inc.		14,005	760,331
Berkshire Hathaway Inc.- Class B*		12,950	1,052,447
Markel Corp.*		2,154	807,018

MATERIALS:	4.0%
Ecolab Inc.		8,935	392,693
ITT Corp.		9,645	517,068
Martin Marietta Materials Inc.		4,930	411,902
Praxair Inc.		5,470	454,010

TECHNOLOGY:	18.7%
Cisco Systems Inc.*		58,470	1,521,974
Google Inc.- Class A*		1,780	1,009,278
Hewlett-Packard Co.		10,490	557,544
IBM Corp.		8,710	1,117,057
Intel Corp.		50,400	1,121,904
Microsoft Corp.		55,750	1,631,802
Qualcomm Inc.		16,730	702,493
Yahoo! Inc.*		40,155	663,762

TELECOMMUNICATIONS:	2.6%
AT & T		17,900	462,536
Vodaphone Group - ADR		28,900	673,081

UTILITIES:	3.2%
Entergy Corp.		8,320	676,832
FPL Group Inc.		15,835	765,306

TOTAL COMMON STOCKS (Cost $39,994,845)			$ 42,591,220

REPURCHASE AGREEMENT: 3.9% of net assets
With U.S. Bank National Association issued 3/31/10 at 0.01%, due
4/01/10, collateralized by $1,773,052 in Fannie Mae MBS #555745
due 9/01/18. Proceeds at maturity are $1,738,257 (Cost $1,738,256)			1,738,256

TOTAL INVESTMENTS: 99.8% of net assets (Cost $41,733,101)			$ 44,329,476

CASH AND RECEIVABLES LESS LIABILITIES: 0.2% of net assets			72,374

NET ASSETS: 100.00%			$ 44,401,850

*Non-income producing

Madison Mosaic Equity Trust -- Madison Institutional Equity Option Fund

Portfolio of Investments - March 31, 2010 (unaudited)

		Number
		of Shares	Value
COMMON STOCKS: 87.6% of net assets

CONSUMER DISCRETIONARY:	6.2%
American Eagle Outfitters Inc.		10,000	185,200.00
Lowe's Companies Inc.		8,600	208,464.00

CONSUMER SERVICES:	2.6%
Garmin Ltd.		4,300	165,464.00

ENERGY:	18.1%
Apache Corp.		3,000	304,500.00
Noble Corp.		4,000	167,280.00
Schlumberger Ltd.		2,000	126,920.00
Transocean Ltd.*		2,100	181,398.00
Weatherford International Ltd.*		10,000	158,600.00
XTO Energy Inc.		4,500	212,310.00

FINANCIALS:	23.9%
Bank of America Corp.		7,878	140,622.30
Bank of NY Mellon Corp.		7,000	216,160.00
Capital One Financial Corp.		6,000	248,460.00
Citigroup Inc.		14,000	56,700.00
Marshall & Isley Corp.		12,000	96,600.00
Morgan Stanley		7,500	219,675.00
State Street Corp.		5,000	225,700.00
Wells Fargo & Co.		10,000	311,200.00

HEALTH CARE:	19.8%
Biogen Idec*		5,000	286,800.00
Genzyme Corp.*		2,000	103,660.00
Gilead Sciences Inc.		5,000	227,400.00
Pfizer Inc.		8,500	145,775.00
St. Jude Medical Inc.*		5,000	205,250.00
UnitedHealth Group Inc.		8,900	290,763.00

INSURANCE:	1.6%
MGIC Investment Corp.*		9,000	98,730.00

SOFTWARE:	1.6%
Symantec Corp.*		6,000	101,520.00

TECHNOLOGY:	13.8%
Altera Corp.		3,000	72,930.00
Brocade Communications Systems Inc.*		20,000	114,200.00
Cisco Systems Inc.*		5,000	130,150.00
EMC Corp.		4,200	75,768.00
Flextronics International Ltd.*		19,000	148,960.00
Qualcomm Inc.		4,500	188,955.00
Xilinx Inc.		4,500	114,750.00
Zebra Technologies Corp. - Class A*		1,000	29,600.00

TOTAL COMMON STOCKS (Cost $7,844,262)			$ 5,560,464

	Contracts
	(100 shares	Expiration	Exercise
	per contract)	Date	Price	Value
CALL OPTIONS WRITTEN:
Altera Corp.	30	June 2010	24.00	4,350.00
American Eagle Outfitters Inc.	100	May 2010	17.50	15,500.00
Apache Corp.	30	April 2010	95.00	20,550.00
Bank of NY Mellon Corp.	70	June 2010	30.00	13,370.00
Biogen Idec	50	April 2010	55.00	13,875.00
Cisco Systems Inc.	50	October 2010	26.00	9,275.00
EMC Corp.	42	July 2010	18.00	4,158.00
Flextronics International Ltd.	70	October 2010	7.50	7,385.00
Garmin Ltd.	43	July 2010	33.00	23,865.00
Genzyme Corp.	20	April 2010	52.50	1,900.00
Gilead Sciences Inc.	34	May 2010	49.00	1,377.00
Lowe's Companies Inc.	86	July 2010	25.00	7,009.00
Morgan Stanley	40	July 2010	32.00	3,660.00
Qualcomm, Inc	45	April 2010	40.00	9,832.50
Schlumberger Ltd.	20	January 2011	65.00	12,700.00
St. Jude Medical Inc.	50	April 2010	40.00	7,625.00
State Street Corp.	50	May 2010	47.00	6,000.00
Symantec Corp.	60	January 2011	17.50	9,000.00
Transocean Ltd.	21	May 2010	85.00	9,187.50
Weatherford International Ltd.	100	May 2010	20.00	800.00
Wells Fargo & Co.	50	April 2010	31.00	3,625.00
Wells Fargo & Co.	50	July 2010	30.00	12,575.00
Xilinx Inc.	45	June 2010	25.00	7,200.00
XTO Energy Inc.	45	May 2010	46.00	8,752.50
Zebra Technologies Corp. - Class A	10	August 2010	30.00	1,850.00

TOTAL CALL OPTIONS WRITTEN (Premiums Received $253,900)				$ 215,422

SHORT-TERM INVESTMENTS:

REPURCHASE AGREEMENT:	15.6%
With U.S. Bank National Association issued 3/31/10 at 0.01%, due
4/01/10, collateralized by $1,011,152 in Fannie Mae MBS #555745
due 9/01/18. Proceeds at maturity are $991,309 (Cost $991,308)		991,308

TOTAL INVESTMENTS: 103.2% of net assets (Cost $8,581,670)		$ 6,551,772

CASH AND OTHER ASSETS LESS LIABILITIES: 0.2%		12,015
Total Call Options Written - (3.4%)		(215,422)

NET ASSETS: 100%		$ 6,348,365

*Non-income producing

Madison Mosaic Equity Trust -- Small/Mid-Cap Fund

Portfolio of Investments - March 31, 2010 (unaudited)

		Number
		of
		Shares	Value
COMMON STOCKS: 89.1% of net assets

CONSUMER DISCRETIONARY:	13.1%
Autozone, Inc.*		135	$ 23,367
Bed Bath & Beyond Inc.*		450	19,692
Brown-Forman Corp.- Class B		345	20,510
CarMax, Inc.*		800	20,096
ITT Educational Services Inc.*		158	17,772
Omnicom Group Inc.		560	21,734
Sears Holdings Corp.*		180	19,517
YUM! Brands Inc.		605	23,190

CONSUMER SERVICES:	1.2%
Adobe Systems Inc.*		430	15,209

CONSUMER STAPLES:	1.7%
McCormick & Co.		550	21,098

ENERGY:	6.9%
ENSCO International PLC.		360	16,121
EQT Corp.		385	15,785
Noble Corp.		520	21,746
Southwestern Energy Co.*		405	16,492
Weatherford International Ltd.*		1,085	17,208

FINANCIAL SERVICES:	12.9%
Arch Capital Group Ltd.*		315	24,019
Brookfield Asset Management Inc. - Class A		1,160	29,487
Brookfield Properties Corp.		1,535	23,578
Intercontinental Exchange Inc.*		184	20,641
Leucadia National Corp.		880	21,833
Morningstar Inc.*		390	18,755
SEI Investments Co.		1,185	26,034

HEALTH CARE:	10.4%
C.R. Bard, Inc.		250	21,655
Covance Inc.*		154	9,454
Dentsply International Inc.		690	24,047
IDEXX Laboratories, Inc.*		315	18,128
Laboratory Corp. of America Holdings*		320	24,227
Techne Corp.		330	21,018
Varian Medical Systems Inc.		251	13,888

INDUSTRIAL:	13.6%
Aecom Technology Corp.*		540	15,320
Copart, Inc.*		620	22,072
Expeditors International of Washington Inc.		495	18,276
Fastenal Co.		430	20,636
Jacobs Engineering Group Inc.*		470	21,239
Knight Transportation Inc.		860	18,137
Ritchie Brothers Auctioneers		835	17,969
Wabtec Corp.		398	16,764
Waste Management Inc.		635	21,863

INSURANCE:	4.9%
Brown & Brown, Inc.		1,050	18,816
Markel Corp.*		59	22,105
RLI Corp.		385	21,953

MATERIALS:	8.3%
Bemis Company
Ecolab Inc.		535	23,513
IDEX Corp.		725	23,998
iShares COMEX Gold Trust*		205	22,351
Martin Marietta Materials Inc.		217	18,130
Valspar Corp.		600	17,688

OIL:	1.0%
Contango Oil & Gas*		250	12,787

TECHNOLOGY:	13.2%
Altera Corp.		540	13,127
Amphenol Corp.-Class A		430	18,142
BMC Software, Inc.*		550	20,900
Concur Technologies Inc.*		340	13,943
Crown Castle International Corp.		560	21,409
FactSet Research Systems Inc.		270	19,810
FLIR Systems, Inc.*		635	17,907
Teradata Corp.*		745	21,523
Western Union Co.		1,260	21,370

UTILITIES:	1.9%
Covanta Holding Corp.*		1,431	23,840

TOTAL COMMON STOCKS (Cost $960,494)			$ 1,131,889

REPURCHASE AGREEMENT: 10.2% of net assets
With U.S. Bank National Association issued 3/31/10 at 0.01%, due
4/01/10, collateralized by $131,650 in Fannie Mae MBS #555745
due 9/01/18. Proceeds at maturity are $129,066 (Cost $129,066)			129,066

TOTAL INVESTMENTS: 99.3% of net assets (Cost $1,089,560)			$ 1,260,955

CASH AND RECEIVABLES LESS LIABILITIES: 0.7% of net assets			9,256

NET ASSETS: 100.00%			$ 1,270,211

*Non-income producing

Notes to Quarterly Holdings Report

Securities Valuation: Securities traded on a national securities exchange are valued at their closing sale price.  Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The Funds adopted Financial Accounting Standards Board (“FASB”) guidance on fair value measurements effective January 1, 2008.  Fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  A three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs as noted above are used in determining the value of the Fund's investments and other financial instruments. These inputs are summarized in the three broad levels listed below.
Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In April 2009, the FASB issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.  As of March 31, 2010, none of the Funds held securities deemed as a Level 3.

The following is a summary representing the Fund's investments carried on the Statements of Assets and Liabilities by caption and by level within the fair value hierarchy as of March 31, 2010:

	Quoted Prices in Aactive Markets for Identical Securities	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Value at 3/31/10

Mid-Cap Fund
Common Stocks	$ 142,701,841			$ 142,701,841
Repurchase Agreement		10,520,214		10,520,214
Total	$ 142,701,841	$ 10,520,214	$ -	$ 153,222,055

Investors Fund
Common Stocks	$ 39,369,089			$ 39,369,089
Repurchase Agreement		1,723,115		1,723,115
Total	$ 39,369,089	$ 1,723,115	$ -	$ 41,092,204

Balanced Fund
Common Stocks	$ 8,145,688	$ -	$ -	$ 8,145,688
Corporate Obligations		2,256,998		2,256,998
U.S. Treasury & Agency Obligations		1,486,026		1,486,026
Repurchase Agreement		452,192		452,192
Total	$ 8,145,688	$ 4,195,216	$ -	$ 12,340,904

Disciplined Equity Fund
Common Stocks	$ 42,591,220	$ -	$ -	$ 42,591,220
Repurchase Agreement		1,738,256		1,738,256
Total	$ 42,591,220	$ 1,738,256	$ -	$ 44,329,476

Madison Institutional Equity Option Fund
Assets:
Common Stocks	$ 5,560,464	$ -	$ -	$ 5,560,464
Repurchase Agreement		991,308		991,308
Total	$ 5,560,464	$ 991,308	$ -	$ 6,551,772

Liabilities:
Written Options	$ 215,422	$ -	$ -	$ 215,422
Total	$ 215,422	$ -	$ -	$ 215,422

Small/Mid-Cap Fund
Common Stocks	$ 1,131,889	$ -	$ -	$ 1,131,889
Repurchase Agreement		129,066		129,066
Total	$ 1,131,889	$ 129,066	$ -	$ 1,260,955

In March 2008, the FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. This guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Funds adopted this guidance effective January 2009.

The following table presents the types of derivatives in the Madison Institutional Equity Option Fund (i.e. MADOX) by location as presented on the Statement of Assets and Liabilities as of March 31, 2010:

Statement of Asset & Liability Presentation of Fair Values of Derivative Instruments
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts		--	Options written	$215,422

The following table presents the effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2010:

	Realized Gain on Derivatives:	Change in Unrealized Depreciation on Derivatives
Derivatives not accounted for as hedging instruments
Equity contracts	$(2,886)	$(56,636)

Management has determined that there is no impact on the financial statements of the other Funds held In the Trust as they currently do not hold derivative financial instruments.  In January 2010, amended guidance was issued by FASB for fair value measurement disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation, inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Earlier adoption is permitted. In the period of initial adoption, the Funds will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. However, those disclosures are required for periods ending after initial adoption. The impact of this guidance on the Funds’ financial statements and disclosures, if any, is currently being assessed.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Equity Trust

By: (signature)

W. Richard Mason, CCO and Assistant Secretary

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 26, 2010

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 26, 2010